Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Fair value of Financial Assets and Liabilities Measured on a Recurring Basis

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2019 and December 31, 2018:

	Fair Value Measurements as of December 31, 2019 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$50,622	$—	$—	$50,622
Total financial assets	$50,622	$—	$—	$50,622

	Fair Value Measurements as of December 31, 2018 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$10,710	$—	$—	$10,710
Total financial assets	$10,710	$—	$—	$10,710
Liabilities:
Derivative liability	$—	$—	$36,567	$36,567
Warrant liability	—	—	100	100
Total financial liabilities	$—	$—	$36,667	$36,667

Warrant
Schedule of Fair value of Liability Measured Using Level 3 Inputs

The following table presents the Warrant liability measured at fair value using unobservable inputs (Level 3) as of the year ended December 31, 2019 and 2018 (in thousands):

Fair value at January 1, 2018	$513
Change in fair value of warrant liability	(413)
Fair value at December 31, 2018	$100
Change in fair value of warrant liability	300
Reclassification of warrant liability	(400)
Fair value at December 31, 2019	$—

Derivative [Member]
Schedule of Fair value of Liability Measured Using Level 3 Inputs

The following table presents the Derivative Liability measured at fair value using Level 3 inputs as of the year ended December 31, 2019 and 2018 (in thousands):

Fair value at January 1, 2018	$—
Issuance of debt	35,883
Change in fair value of derivative liability	684
Fair value at December 31, 2018	$36,567
Issuance of debt	1,256
Change in fair value of derivative liability	(2,782)
Conversion of debt- derivative liability	(35,041)
Fair value at December 31, 2019	$—